Notes payable	3 Months Ended
Mar. 31, 2026
Notes payable [abstract]
Notes payable
11.	Notes payable

On June 4, 2025, the Company obtained a $1,000,000 loan from its primary crypto assets custodian, BitGo Prime, LLC., secured by 14.87584 Bitcoin units pledged as collateral. As at March 31, 2026, the total Bitcoin units pledged were Nil (December 31, 2025 - 18.32), valued at $Nil (December 31, 2025 - $1,601,865).

During the three months ended March 31, 2026, the Company repaid the outstanding principal balance of $1,000,000, thereby extinguishing the loan. During the term of the loan, the Company satisfied all required interest obligations through monthly installments, which aggregated to a total interest amount of $74,750 over the duration of the borrowing period. As of March 31, 2026, no amounts remain outstanding under this agreement.

As at March 31, 2026, the Company has an outstanding notes payable balance of $300,549 (December 31, 2025 - $300,549) which was assumed on the acquisition of Prismic and is due on demand.